Fair value - Schedule of Breakdown of Fair Value Hierarchy Levels (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	R$ 745,742	R$ 666,128
Financial assets at fair value through other comprehensive income	132,473	106,303
Financial assets at fair value through profit or loss	613,269	559,825
Non-financial assets	4,139	2,345
Financial liabilities	(2,424,121)	(2,239,979)
Derivatives	73,384	92,439
Financial liabilities	(69,760)	(85,413)
Forward
Disclosure of financial assets [line items]
Derivatives	4,607	1,739
Financial liabilities	(4,381)	(1,450)
Options
Disclosure of financial assets [line items]
Derivatives	11,726	21,170
Financial liabilities	(8,402)	(20,588)
Swaps
Disclosure of financial assets [line items]
Derivatives	47,184	55,428
Financial liabilities	(45,453)	(51,394)
NDF
Disclosure of financial assets [line items]
Derivatives	8,351	12,207
Financial liabilities	(10,929)	(10,761)
Credit derivatives
Disclosure of financial assets [line items]
Derivatives	615	633
Financial liabilities	(367)	(795)
Other
Disclosure of financial assets [line items]
Derivatives	901	1,262
Financial liabilities	(228)	(425)
Financial liabilities
Disclosure of financial assets [line items]
Financial liabilities	(1,686)	(862)
Financial liabilities at fair value through profit or loss
Disclosure of financial assets [line items]
Financial liabilities at fair value through profit or loss	(1,686)	(862)
Financial liabilities at fair value through profit or loss | Structured notes
Disclosure of financial assets [line items]
Financial liabilities at fair value through profit or loss	(57)	(318)
Financial liabilities at fair value through profit or loss | Other financial liabilities
Disclosure of financial assets [line items]
Financial liabilities at fair value through profit or loss	(1,629)	(544)
Level 1
Disclosure of financial assets [line items]
Financial assets	616,603	535,394
Financial assets at fair value through other comprehensive income	128,557	103,319
Financial assets at fair value through profit or loss	488,046	432,075
Non-financial assets	4,139	2,345
Derivatives	21	5
Financial liabilities	(418)	(67)
Level 1 | Forward
Disclosure of financial assets [line items]
Derivatives	4	0
Financial liabilities	(338)	0
Level 1 | Options
Disclosure of financial assets [line items]
Derivatives	0	0
Financial liabilities	(30)	0
Level 1 | Swaps
Disclosure of financial assets [line items]
Derivatives	0	0
Financial liabilities	0	0
Level 1 | NDF
Disclosure of financial assets [line items]
Derivatives	0	0
Financial liabilities	0	0
Level 1 | Credit derivatives
Disclosure of financial assets [line items]
Derivatives	0	0
Financial liabilities	0	0
Level 1 | Other
Disclosure of financial assets [line items]
Derivatives	17	5
Financial liabilities	(50)	(67)
Level 1 | Financial liabilities
Disclosure of financial assets [line items]
Financial liabilities	0	0
Level 1 | Financial liabilities at fair value through profit or loss
Disclosure of financial assets [line items]
Financial liabilities at fair value through profit or loss	0	0
Level 1 | Financial liabilities at fair value through profit or loss | Structured notes
Disclosure of financial assets [line items]
Financial liabilities at fair value through profit or loss	0	0
Level 1 | Financial liabilities at fair value through profit or loss | Other financial liabilities
Disclosure of financial assets [line items]
Financial liabilities at fair value through profit or loss	0	0
Level 2
Disclosure of financial assets [line items]
Financial assets	128,416	128,576
Financial assets at fair value through other comprehensive income	3,662	2,766
Financial assets at fair value through profit or loss	124,754	125,810
Non-financial assets	0	0
Derivatives	72,982	92,062
Financial liabilities	(67,760)	(85,171)
Level 2 | Forward
Disclosure of financial assets [line items]
Derivatives	4,586	1,721
Financial liabilities	(4,028)	(1,435)
Level 2 | Options
Disclosure of financial assets [line items]
Derivatives	11,707	21,139
Financial liabilities	(8,350)	(20,580)
Level 2 | Swaps
Disclosure of financial assets [line items]
Derivatives	46,839	55,106
Financial liabilities	(43,908)	(51,242)
Level 2 | NDF
Disclosure of financial assets [line items]
Derivatives	8,351	12,207
Financial liabilities	(10,929)	(10,761)
Level 2 | Credit derivatives
Disclosure of financial assets [line items]
Derivatives	615	632
Financial liabilities	(367)	(795)
Level 2 | Other
Disclosure of financial assets [line items]
Derivatives	884	1,257
Financial liabilities	(178)	(358)
Level 2 | Financial liabilities
Disclosure of financial assets [line items]
Financial liabilities	(1,686)	(862)
Level 2 | Financial liabilities at fair value through profit or loss
Disclosure of financial assets [line items]
Financial liabilities at fair value through profit or loss	(1,686)	(862)
Level 2 | Financial liabilities at fair value through profit or loss | Structured notes
Disclosure of financial assets [line items]
Financial liabilities at fair value through profit or loss	(57)	(318)
Level 2 | Financial liabilities at fair value through profit or loss | Other financial liabilities
Disclosure of financial assets [line items]
Financial liabilities at fair value through profit or loss	(1,629)	(544)
Level 3
Disclosure of financial assets [line items]
Financial assets	723	2,158	R$ 2,371
Financial assets at fair value through other comprehensive income	254	218	253
Financial assets at fair value through profit or loss	469	1,940	2,118
Non-financial assets	0	0
Derivatives	381	372	262
Financial liabilities	(1,582)	(175)
Level 3 | Forward
Disclosure of financial assets [line items]
Derivatives	17	18
Financial liabilities	(15)	(15)
Level 3 | Options
Disclosure of financial assets [line items]
Derivatives	19	31
Financial liabilities	(22)	(8)
Level 3 | Swaps
Disclosure of financial assets [line items]
Derivatives	345	322
Financial liabilities	(1,545)	(152)
Level 3 | NDF
Disclosure of financial assets [line items]
Derivatives	0	0
Financial liabilities	0	0
Level 3 | Credit derivatives
Disclosure of financial assets [line items]
Derivatives	0	1
Financial liabilities	0	0
Level 3 | Other
Disclosure of financial assets [line items]
Derivatives	0	0
Financial liabilities	0	0
Level 3 | Financial liabilities
Disclosure of financial assets [line items]
Financial liabilities	0	0
Level 3 | Financial liabilities at fair value through profit or loss
Disclosure of financial assets [line items]
Financial liabilities at fair value through profit or loss	0	0
Level 3 | Financial liabilities at fair value through profit or loss | Structured notes
Disclosure of financial assets [line items]
Financial liabilities at fair value through profit or loss	0	0
Level 3 | Financial liabilities at fair value through profit or loss | Other financial liabilities
Disclosure of financial assets [line items]
Financial liabilities at fair value through profit or loss	0	0
Government securities
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	120,890	98,873
Financial assets at fair value through profit or loss	402,874	367,550
Designated as fair value through profit or loss	15,505	318
Government securities | Brazil
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	396,458	361,696
Government securities | Latin America
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	6,015	4,381
Government securities | Abroad
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	401	1,473
Government securities | Level 1
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	120,890	98,873
Financial assets at fair value through profit or loss	398,919	364,740
Designated as fair value through profit or loss	15,505	318
Government securities | Level 1 | Brazil
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	392,506	358,886
Government securities | Level 1 | Latin America
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	6,012	4,381
Government securities | Level 1 | Abroad
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	401	1,473
Government securities | Level 2
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	0	0
Financial assets at fair value through profit or loss	3,955	2,810
Designated as fair value through profit or loss	0	0
Government securities | Level 2 | Brazil
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	3,952	2,810
Government securities | Level 2 | Latin America
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	3	0
Government securities | Level 2 | Abroad
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	0	0
Government securities | Level 3
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	0	0
Financial assets at fair value through profit or loss	0	0
Designated as fair value through profit or loss	0	0
Government securities | Level 3 | Brazil
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	0	0
Government securities | Level 3 | Latin America
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	0	0
Government securities | Level 3 | Abroad
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	0	0
Brazil
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	81,763	64,377
Designated as fair value through profit or loss	57	43
Brazil | Level 1
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	81,763	64,377
Designated as fair value through profit or loss	57	43
Brazil | Level 2
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	0	0
Designated as fair value through profit or loss	0	0
Brazil | Level 3
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	0	0
Designated as fair value through profit or loss	0	0
Latin America
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	25,143	21,470
Designated as fair value through profit or loss	15,448	275
Latin America | Level 1
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	25,143	21,470
Designated as fair value through profit or loss	15,448	275
Latin America | Level 2
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	0	0
Designated as fair value through profit or loss	0	0
Latin America | Level 3
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	0	0
Designated as fair value through profit or loss	0	0
Abroad
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	13,984	13,026
Abroad | Level 1
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	13,984	13,026
Abroad | Level 2
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	0	0
Abroad | Level 3
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	0	0
Corporate securities
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	10,803	6,864
Financial assets at fair value through profit or loss	145,375	129,292
Corporate securities | Rural product note
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	0	126
Financial assets at fair value through profit or loss	636	941
Corporate securities | Bank deposit certificates
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	167	83
Financial assets at fair value through profit or loss	1,108	450
Corporate securities | Real estate receivables certificates
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	222	57
Financial assets at fair value through profit or loss	2,046	1,654
Corporate securities | Debentures
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	4,413	1,498
Financial assets at fair value through profit or loss	97,906	87,142
Corporate securities | Eurobonds and other
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	5,871	4,812
Financial assets at fair value through profit or loss	3,098	1,991
Corporate securities | Financial credit bills
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	5	53
Financial assets at fair value through profit or loss	37,345	33,071
Corporate securities | Other
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	125	235
Financial assets at fair value through profit or loss	2,062	2,827
Corporate securities | Shares
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	780	566
Corporate securities | Investment funds
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	39,845	37,103
Corporate securities | Promissory and commercial notes
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	1,174	1,216
Corporate securities | Level 1
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	6,948	3,937
Financial assets at fair value through profit or loss	75,221	58,396
Corporate securities | Level 1 | Rural product note
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	0	0
Financial assets at fair value through profit or loss	0	0
Corporate securities | Level 1 | Bank deposit certificates
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	0	0
Financial assets at fair value through profit or loss	0	0
Corporate securities | Level 1 | Real estate receivables certificates
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	0	0
Financial assets at fair value through profit or loss	249	265
Corporate securities | Level 1 | Debentures
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	2,248	761
Financial assets at fair value through profit or loss	71,016	55,942
Corporate securities | Level 1 | Eurobonds and other
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	4,700	3,162
Financial assets at fair value through profit or loss	3,001	1,968
Corporate securities | Level 1 | Financial credit bills
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	0	0
Financial assets at fair value through profit or loss	0	0
Corporate securities | Level 1 | Other
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	0	14
Financial assets at fair value through profit or loss	955	221
Corporate securities | Level 1 | Shares
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	719	509
Corporate securities | Level 1 | Investment funds
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	1,780	1,280
Corporate securities | Level 1 | Promissory and commercial notes
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	0	0
Corporate securities | Level 2
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	3,603	2,709
Financial assets at fair value through profit or loss	69,789	69,062
Corporate securities | Level 2 | Rural product note
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	0	126
Financial assets at fair value through profit or loss	636	941
Corporate securities | Level 2 | Bank deposit certificates
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	167	83
Financial assets at fair value through profit or loss	1,108	450
Corporate securities | Level 2 | Real estate receivables certificates
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	222	57
Financial assets at fair value through profit or loss	1,714	1,289
Corporate securities | Level 2 | Debentures
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	1,913	519
Financial assets at fair value through profit or loss	26,612	29,466
Corporate securities | Level 2 | Eurobonds and other
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	1,171	1,650
Financial assets at fair value through profit or loss	97	23
Corporate securities | Level 2 | Financial credit bills
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	5	53
Financial assets at fair value through profit or loss	37,343	33,071
Corporate securities | Level 2 | Other
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	125	221
Financial assets at fair value through profit or loss	1,105	2,606
Corporate securities | Level 2 | Shares
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	59	57
Corporate securities | Level 2 | Investment funds
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	38,065	35,823
Corporate securities | Level 2 | Promissory and commercial notes
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	1,174	1,216
Corporate securities | Level 3
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	252	218
Financial assets at fair value through profit or loss	365	1,834
Corporate securities | Level 3 | Rural product note
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	0	0
Financial assets at fair value through profit or loss	0	0
Corporate securities | Level 3 | Bank deposit certificates
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	0	0
Financial assets at fair value through profit or loss	0	0
Corporate securities | Level 3 | Real estate receivables certificates
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	0	0
Financial assets at fair value through profit or loss	83	100
Corporate securities | Level 3 | Debentures
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	252	218
Financial assets at fair value through profit or loss	278	1,734
Corporate securities | Level 3 | Eurobonds and other
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	0	0
Financial assets at fair value through profit or loss	0	0
Corporate securities | Level 3 | Financial credit bills
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	0	0
Financial assets at fair value through profit or loss	2	0
Corporate securities | Level 3 | Other
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	0	0
Financial assets at fair value through profit or loss	2	0
Corporate securities | Level 3 | Shares
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	2	0
Corporate securities | Level 3 | Investment funds
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	0	0
Corporate securities | Level 3 | Promissory and commercial notes
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	0	0
Designated as fair value through profit or loss
Disclosure of financial assets [line items]
Designated as fair value through profit or loss	15,505	318
Designated as fair value through profit or loss | Level 1
Disclosure of financial assets [line items]
Designated as fair value through profit or loss	15,505	318
Designated as fair value through profit or loss | Level 2
Disclosure of financial assets [line items]
Designated as fair value through profit or loss	0	0
Designated as fair value through profit or loss | Level 3
Disclosure of financial assets [line items]
Designated as fair value through profit or loss	0	0
Other financial assets
Disclosure of financial assets [line items]
Other financial assets	3,092	1,612
Other financial assets | Level 1
Disclosure of financial assets [line items]
Other financial assets	0	0
Other financial assets | Level 2
Disclosure of financial assets [line items]
Other financial assets	3,092	1,612
Other financial assets | Level 3
Disclosure of financial assets [line items]
Other financial assets	0	0
Shares
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	25,175	25,880
Shares | Level 1
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	12,126	7,659
Shares | Level 2
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	12,945	18,115
Shares | Level 3
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	2		193
Financial assets at fair value through profit or loss	R$ 104	R$ 106	R$ 71